Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Subsequent Events [Abstract]
Subsequent Events

(18) Subsequent Events

Cost Control Measures

On May 12, 2026, the Company announced that it has taken the following steps in connection with its efforts to reduce its operating expenses: the Company implemented a reduction in force relating to 115 employees; the Company implemented an across-the-board, four-day workweek until September 2026, the Company reduced its inside sales group from 90 to 15 people, and the Company reduced finance function costs. The Company estimates that the charges related to the reduction in force will approximate $0.3 million, consisting principally of compensation related costs.

Wendell Laidley Resignation

On May 7, 2026, Wendell Laidley resigned from his position as Chief Financial Officer of the Company.

Investor Deposit by a Related Party

The Company received a deposit of $5.0 million (“Purchase Amount”) from the Rodgers Revocable Trust on March 27, 2026. On April 8, 2026, the Company entered into a SAFE (“Fourth SAFE”) with the Rodgers Revocable Trust in exchange for the $5.0 million received. The Fourth SAFE is automatically convertible into equity securities of the Company in an amount equal to the Purchase Amount divided by the applicable price per share, unit or other increment of the equity securities issued by the Company in its next equity financing transaction.

Amendment to Seller Note

As discussed in Note 9 – Borrowings and Derivative Liabilities, as an inducement to the Member’s agreement to the Amendment of the Seller Note, the Amendment also provides that, within two business days following approval by the Company’s stockholders of the issuance of shares under the Sunder MIPA in accordance with applicable Nasdaq rules, the Company will issue the remaining shares of common stock otherwise issuable to the Member pursuant to the Sunder MIPA. On April 8, 2026, the Company issued the remaining shares due under the Seller Note, 6.7 million shares of its common stock.

Subsequent Convertible Senior Secured Notes Offering

Subsequent to the quarter ended March 29, 2026, on April 21, 2026, the Company entered into note purchase agreements in connection with a private offering of $41.0 million aggregate principal amount of 10.0% Convertible Senior Secured Notes due 2029 (the “10% Senior Secured Notes”). The offering included (i) $25.0 million of 10.0% Senior Secured Notes issued to institutional investors, (ii) $6.0 million of 10% Senior Secured Notes issued to an affiliate of the Company’s Chief Executive Officer in exchange for amounts previously advanced under the Third SAFE and Fourth SAFE, and (iii) $10.0 million of 10.0% Senior Secured Notes issued in connection with the exchange of the Seller Note and execution of the A&R Seller Note.

The 10% Senior Secured Notes mature on May 1, 2029 and bear interest at 10.00% per annum, payable quarterly in arrears beginning July 1, 2026. The 10% Senior Secured Notes are senior secured obligations of the Company and are fully and unconditionally guaranteed by a wholly owned subsidiary. The notes and guarantees are secured by first-priority liens on substantially all of the assets of the Company and the guarantor, subject to permitted liens and specified exceptions.

The 10% Senior Secured Notes are convertible at the option of the holders into shares of the Company’s common stock at an initial conversion price of approximately $1.64 per share (610.3143 shares of common stock per $1,000 principal amount of the 10% Senior Secured Notes). In addition, following certain corporate events that occur prior to the maturity date of the 10% Senior Secured Notes, the Company will, under certain circumstances, increase the conversion rate of the 10% Senior Secured Notes for a holder who elects to convert its 10% Senior Secured Notes in connection with such a corporate event, subject to a maximum conversion rate of $1.13 per share (884.9557 shares of the Company’s common stock per $1,000 principal amount of 10% Senior Secured Notes). The 10% Senior Secured Notes are not redeemable by the Company and include customary covenants, events of default, and change-of-control repurchase provisions.

The proceeds of the offering of the 10% Senior Secured Notes were used to: (i) prepay $5.0 million principal amount of the March 2026 Bridge Note; (ii) pay $4.75 million pursuant to the Company’s settlement agreement with Siemens (as amended, the “Siemens Settlement”); (iii) pay $4.0 million to CPP in connection with the transactions under the CPP Note Purchase Agreement (as defined below); and (iv) pay approximately $1.5 million of fees and expenses incurred in connection with the Offering. The net proceeds of the Offering, after making the foregoing payments, were approximately $9.75 million. The Company intends to use the net proceeds of the Offering for working capital and general corporate purposes, including the payoff of the remaining outstanding balance of the YA Debenture.

YA Letter Agreement

On April 21, 2026, in connection with the offering of the 10% Senior Secured Notes, the Company and YA entered into a letter agreement (the “YA Letter”). Pursuant to the YA Letter, the Company agreed to voluntary prepay $5.0 million of the outstanding principal amount of March 2026 Bridge Note, resulting in a revised outstanding principal balance under the March 2026 Bridge Note of $5.0 million. The Company further agreed to repay the remaining principal balance and accrued interest under the YA Debenture in four equal monthly installments of $1.287 million, with the first payment due on May 5, 2026. Pursuant to the YA Letter, YA further consented to the issuance of the 10% Senior Secured Notes and the grant of the liens to secure the obligations under the 10% Senior Secured Notes.

CPP Note Purchase Agreement and A&R Seller Note

Also on April 21, 2026, the Company entered into a Note Purchase Agreement with CPP (the “CPP Note Purchase Agreement”) that provides for the following in exchange for the outstanding Seller Note (in addition to the issuance of $10.0 million principal amount of 10% Senior Secured Notes to CPP as summarized above): (i) the Company’s payment of $4.0 million in cash to CPP at the closing under the CPP Note Purchase Agreement and (ii) delivery of the A&R Seller Note. The A&R Seller Note has a revised principal balance of $7.0 million and bears interest at 7.0% per annum, compounded quarterly, increasing to 10.0% per annum beginning May 15, 2026. The A&R Seller Note is payable in four installments between October 2026 and January 2027, subject to extension if payment is restricted under the 10% Senior Secured Notes. The A&R Seller Note is unsecured and contains customary events of default and change-of-control provisions.

Amendment to Siemens Settlement

On April 9, 2026, Siemens and the Company amended the Settlement Agreement. Among other changes, the key terms of the amendment included (i) SunPower’s commitment to pay $4.75 million of the $9.5 million settlement amount by the end of April 2026, (ii) changing the threshold of the Fundraise Provision from $1.0 million to $5.0 million; (iii) putting Siemens’ first-priority continuing security interest pari pasu with the similarly secured interests of the note holders of the 10% Senior Secured Notes; and (iv) changing the acceleration amount in the Fundraise Provision from an acceleration of one remaining quarter to an acceleration of both remaining quarters. The Company made the $4.75 million April payment on April 23, 2026.

Exchange of 7% Notes

Also on April 21, 2026, the Company entered into privately negotiated exchange agreements with certain holders of its outstanding 7.0% Notes due 2029. Pursuant to these agreements, $21.25 million principal amount of such notes was exchanged for an aggregate of 18.8 million shares of the Company’s common stock and approximately $0.46 million of cash for accrued interest. The exchanges are expected to reduce outstanding indebtedness and future cash interest obligations, but will increase the number of shares outstanding.

Conversion of September 2024 Notes

Subsequent to March 29, 2026 $1.0 million of the September 2024 Notes were converted by holders into approximately 0.6 million shares of the Company’s common stock.

Delay in Filing of Form 10Q as of and for the thirteen week period ended March 29, 2025

As a result of not filing the March 29, 2026 Form 10-Q within the timeframe by May 18, 2026 as required by the SEC, an event of default occurred under the Yorkville Notes, which results in an increase in the applicable interest rate to 18% (for so long as such event of default remains uncured). Upon filing this Form 10-Q on May 19, 2026 , the event of default was cured.

(20) Subsequent Events

Amendment to White Lion SPA

On January 11, 2026, the Company and White Lion entered into Amendment No. 3 (“Amendment No. 3”) to the White Lion SPA. Amendment No. 3 extends the commitment period under the White Lion SPA (the “Commitment Period”) to the earlier of December 31,2027 and the date on which White Lion has purchased an aggregate number of shares of the Company’s common stock equal to the Commitment Amount (as defined below). Further, Amendment No. 3 increases, subject to approval by the Company’s stockholders, the commitment amount under the Purchase Agreement to $55.0 million of shares of its common stock (the “Commitment Amount”), which the Company may elect to sell to White Lion pursuant to the White Lion SPA, from time to time in the Company’s sole discretion, during the Commitment Period.

In addition, Amendment No. 3 adds an option for the Company to submit three hour rapid purchase notices to White Lion that, if accepted by White Lion and otherwise delivered in accordance with the Purchase Agreement, would enable the Company to sell shares of its common stock to White Lion based on the lowest traded price of the Company’s common stock during the three-hour valuation period following White Lion’s written acceptance of a three hour purchase notice.

Standby Equity Purchase Agreement; Convertible Note; Convertible Debenture

On January 27, 2026 (the “Effective Date”), SunPower entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited company (the “Investor”). Pursuant to the SEPA, the Investor will advance up to $20.0 million to the Company in the form of a promissory note (“Promissory Note”). Promissory Notes will accrue interest on the outstanding principal balance at an annual rate equal to 0%, which will increase to an annual rate of 18% upon the occurrence of an Event of Default (as defined in the Promissory Notes) for so long as such event remains uncured. The Promissory Notes will mature on January 27, 2027, which may be extended at the option of the Investor. The Promissory Notes are convertible into shares of the Company’s common stock. Each tranche of a Promissory Note will be advanced less a discount in the amount equal to 10% of the principal amount of such tranche. The first tranche was disbursed on January 27, 2026 in the principal amount of $1.9 million.

Pursuant to the SEPA the Company will have the right, from time to time, until January 27, 2029 (unless the SEPA is terminated earlier), to require the Investor to purchase up to $25.0 million of shares of the Company’s common stock (“Commitment Amount”) subject to certain limitations and conditions set forth in the SEPA.

The Company paid the Investor a structuring and due diligence fee of $0.05 million and agreed to issue to the Investor 175,000 shares of the Company’s common stock within three days of the Effective Date as a commitment fee.

The SEPA will automatically terminate on the earliest to occur of (i) January 27, 2029 or (ii) the date on which the Investor has purchased from the Company under the SEPA the Commitment Amount in full. The Company may terminate the SEPA at any time upon five trading days’ prior written notice to the Investor, provided that there are no outstanding advance notices under which the Company is yet to issue shares of its common stock, there are no amounts outstanding under the Promissory Notes, and provided that the Company has paid all amounts owed to the Investor pursuant to the SEPA. The Company and the Investor may also agree to terminate the SEPA by mutual written consent.

On March 6, 2026 the Company entered into a further Purchase Agreement pursuant to which the Investor purchased and the Company issued a convertible debenture in the principal amount of $10.0 million (the “Debenture”). At the closing under such purchase agreement, the Company issued the Debenture to the Investor in the original principal amount of $10.0 million for a purchase price of $9.0 million less certain fees payable under the purchase agreement. The Debenture accrues interest on the outstanding principal balance at an annual rate equal to 0%, which will increase to an annual rate of 18% upon the occurrence of an event of default under the Debenture for so long as such event remains uncured. The Debenture will mature on March 6, 2027, which may be extended at the option of the Investor.

On each of May 6, 2026, June 6, 2026, July 6, 2026, August 6, 2026 and September 6, 2026 (each an “Installment Date”), the Company is required to pay an installment amount under the Debenture equal to (i) $2.0 million, plus (ii) a $0.06 million payment premium, and plus (iii) any accrued and unpaid interest (collectively, the “Installment Amount”). The Company may repay each applicable Installment Amount, at the Company’s option, (a) in cash on or before the applicable Installment Date or (b) by submitting an advance notice under the SEPA, or a combination of a payment in cash and delivery of such advance notice. At any time after the Effective Date, the Investor may convert any portion of the outstanding balance under the Debenture into shares of the Company’s common stock at a fixed price of $2.50 per share (the “Fixed Price”). Additionally, at any time on or after any Installment Date, the Investor may convert any portion of any due and unpaid Installment Amount outstanding under the Debenture into shares of the Company’s common stock at a price equal to 95% of the volume weighted average price (“VWAP”) of the common stock during the five trading days prior to the conversion date (but the conversion price will not be lower than the “Floor Price” then in effect.

The Company, at its option, shall have the right to redeem early all or a portion of the amounts outstanding under the Debenture upon written notice to the Investor (an “Optional Redemption”), provided, that the Company may only deliver a notice of Optional Redemption if the VWAP of the Common Stock at the time the notice is delivered is less than the Fixed Price. In connection with an Optional Redemption, the redemption price payable by the Company will be equal to (i) the outstanding principal amount of the Debenture being redeemed, plus (ii) a payment premium equal to 3% of the principal amount being repaid, and plus (iii) accrued and unpaid interest under the Debenture; however, the prepayment premium shall not apply to any Optional Redemption of the Debenture if the redemption price is paid on or before April 30, 2026.

12.0% Convertible Promissory Note

The Company received a deposit of $2.0 million from the Rodgers Revocable Trust, a related party, in the fiscal year ended December 28, 2025. In January 2026, the Company received an additional $1.3 million in proceeds from the Rodgers Revocable Trust. On January 29, 2026, the Company issued a convertible promissory note in the original principal amount of $3.3 million (the “January 2026 Note”) with respect to the aggregate proceeds received.

The January 2026 Note bears an interest rate of 12.0% and is a general unsecured obligation of the Company. The January 2026 Note will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. Interest on the January 2026 Note is payable semiannually in arrears on January1 and July 1 of each year, beginning on July 1, 2026. The January 2026 Note is convertible at the option of the holder at any time prior to the payment of the principal amount of the January 2026 Note in full. The conversion rate of the January 2026 Note is initially equal to 540.5405 shares of the Company’s common stock per $1,000 of principal amount due under the January 2026 Note. The conversion rate is subject to adjustment from time to time pursuant to the terms of the January 2026 Note.

Acquisition of Cobalt Power Systems, Inc.

On January 30, 2026, the Company entered into a share purchase agreement (“Share Purchase Agreement”) with Cobalt Power Systems, Inc., a California corporation (“Cobalt”) and its stockholders to acquire all of the outstanding stock of Cobalt (“Cobalt Acquisition”). The Company completed the Cobalt Acquisition on February 2, 2026 (“Cobalt Closing”) for (a) 1.8 million shares of the Company’s common stock issued at the Cobalt Closing and (ii) an agreement to issue an additional $3.33 million shares of the Company’s common stock on each of the 12-month and 18-month anniversaries of the Cobalt Closing. Additionally, the Company agreed to issue up to $2.0 million of restricted stock units to those Cobalt employees who continue their employment with the Company following the Cobalt Closing, and 850,000 restricted stock units will be issued as inducement grants to certain Cobalt key employees. Cobalt designs and installs solar systems. The initial accounting for the business combination is incomplete as a result of the timing of the acquisition.

Amendment to Seller Note

On March 5, 2026, the Company entered into an amendment of the Seller Note (“Amendment”) that if the SEPA Debenture restricts repayment of the Seller Note on May 15, 2026, then the maturity date of the Seller Note will be extended to the earlier of (a) the date that is two business days following the date on which the Seller Note may be repaid pursuant to the restrictions set forth in the SEPA Debenture and (b) September 30, 2026 (or, if the registration statement required to be filed pursuant to the Registration Rights Agreement has not been declared effective prior to April 30, 2026, then the outside maturity date will extend to December 31, 2026). Additionally, the Company and the Member agreed that the interest rate applicable to the Seller Note will increase to 10.0% per annum if the principal amount of the Seller Note remains outstanding after May 15, 2026. As an inducement to the Member’s agreement to the foregoing, the Amendment also provides that, within two business days following approval by the Company’s stockholders of the issuance of shares under the Sunder MIPA in accordance with applicable Nasdaq rules, the Company will issue the remaining shares of common stock otherwise issuable to the Member pursuant to the Sunder MIPA. On April 8, 2026, the Company issued the remaining shares due under the Seller Note, 6.7 million shares of its common stock.

Investor Deposit by a Related Party

The Company received a deposit of $5.0 million (“Purchase Amount”) from the Rodgers Revocable Trust on March 27, 2026. On April 8, 2026, the Company entered into a SAFE with the Rodgers Revocable Trust in exchange for the $5.0 million received. The SAFE is automatically convertible into equity securities of the Company in an amount equal to the Purchase Amount divided by the applicable price per share, unit or other increment of the equity securities issued by the Company in its next equity financing transaction.

Conversion of September 2024 Notes

Subsequent to December 28, 2025, $2.8 million of the September 2024 Notes were converted by holders into 1.6 million shares of common stock of the Company.